20. Regulatory Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Regulatory capital ratios

	Actual		Minimum For Capital Adequacy Purposes:		Minimum To Be Well Capitalized Under Prompt Corrective Action Provisions:
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(Dollars in Thousands)
December 31, 2014
Total capital (to risk-weighted assets)
Company	$54,447	13.66%	$31,897	8.00%	N/A	N/A
Bank	$53,902	13.54%	$31,847	8.00%	$39,809	10.00%

Tier I capital (to risk-weighted assets)
Company	$49,071	12.31%	$15,949	4.00%	N/A	N/A
Bank	$48,952	12.30%	$15,924	4.00%	$23,886	6.00%

Tier I capital (to average assets)
Company	$49,071	8.62%	$22,768	4.00%	N/A	N/A
Bank	$48,952	8.61%	$22,745	4.00%	$28,431	5.00%

December 31, 2013:
Total capital (to risk-weighted assets)
Company	$51,304	13.09%	$31,365	8.00%	N/A	N/A
Bank	$50,765	12.97%	$31,314	8.00%	$39,143	10.00%

Tier I capital (to risk-weighted assets)
Company	$45,027	11.48%	$15,682	4.00%	N/A	N/A
Bank	$45,873	11.72%	$15,657	4.00%	$23,486	6.00%

Tier I capital (to average assets)
Company	$45,027	8.04%	$22,409	4.00%	N/A	N/A
Bank	$45,873	8.20%	$22,386	4.00%	$27,983	5.00%